Goodwill - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Goodwill [Line Items]
Goodwill impairment	$ 6,193	$ 0	$ 6,193	$ 0